Mortgage Indebtedness - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Sponsor	Mar. 31, 2012 Sponsor	Dec. 31, 2012 Sponsor	Dec. 31, 2011 Sponsor	Sep. 16, 2011 Sponsor	Mar. 31, 2013 Third Parties	Dec. 31, 2012 Third Parties	Sep. 16, 2011 Third Parties	Mar. 31, 2013 Mortgages	Dec. 31, 2012 Mortgages
Mortgage Loans on Real Estate [Line Items]
Debt			$ 92,413			$ 38,075		$ 38,075		$ 64,575	$ 54,338	$ 54,338
Debt sold to third parties													26,500
Interest paid	871	787	3,271	1,727	0	238	241	968	1,347
Fair value of fixed-rate indebtedness														$ 96,557	$ 95,827